UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5584

                      Centennial New York Tax Exempt Trust
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

           Date of reporting period: July 1, 2004 - December 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different


                    5 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING      ENDING        EXPENSES
                             ACCOUNT        ACCOUNT       PAID DURING
                             VALUE          VALUE         6 MONTHS ENDED
                             (7/1/04)       (12/31/04)    DECEMBER 31, 2004
--------------------------------------------------------------------------------
Actual                       $ 1,000.00     $ 1,003.40    $ 3.88
--------------------------------------------------------------------------------
Hypothetical                   1,000.00       1,021.27      3.91

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2004 is as follows:

EXPENSE RATIO
-------------
    0.77%

The expense ratio reflects voluntary waivers or reimbursements of expenses by the Trust's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" table in the Trust's financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                    6 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  December 31, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL            VALUE
                                                                                     AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--101.1%
-------------------------------------------------------------------------------------------------------------
NEW YORK--100.7%
Jay Street Development Corp. NYC Facilities Lease RB, Jay Street Project,
Series A-3, 1.96% 1                                                          $    2,700,000    $   2,700,000
-------------------------------------------------------------------------------------------------------------
Nassau Cnty., NY IDA RB, Puttable Floating Option Tax Exempt Receipts,
Series MT-010, 2.09% 1,3                                                          1,000,000        1,000,000
-------------------------------------------------------------------------------------------------------------
NYC GOB, Series 1995 F-4, 1.95% 1                                                 1,900,000        1,900,000
-------------------------------------------------------------------------------------------------------------
NYC HDC MH RB, 90 West Street Project, Series 2004 A, 1.95% 1                     4,900,000        4,900,000
-------------------------------------------------------------------------------------------------------------
NYC HDC MH RB, Gold Street, Series A, 1.95% 1                                     1,600,000        1,600,000
-------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Birch Wathen Lenox School Project, 2.05% 1           2,625,000        2,625,000
-------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 2.04% 1                                2,000,000        2,000,000
-------------------------------------------------------------------------------------------------------------
NYC IDA RB, Super Tek Products, Inc., 2.15% 1                                     2,000,000        2,000,000
-------------------------------------------------------------------------------------------------------------
NYC MTAU Revenue BANs, Series CP-1A , 1.85%, 2/2/05                               3,000,000        3,000,000
-------------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16, 2.03% 1,3                       1,000,000        1,000,000
-------------------------------------------------------------------------------------------------------------
NYC MTAU RRB, Series PA-1077, 2.02% 1,3                                           4,495,000        4,495,000
-------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Sec. RB, 3.65%, 2/1/05                                         1,000,000        1,002,073
-------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Sec. RB, Series A, 2% 1                                        1,100,000        1,100,000
-------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Sec. RB, Series C-3, 2% 1                                      1,100,000        1,100,000
-------------------------------------------------------------------------------------------------------------
NYC TFA RRB, BNP Paribas STARS Certificate, Series 2003-7, 2.02% 1,3              1,500,000        1,500,000
-------------------------------------------------------------------------------------------------------------
NYS DA RB, MERLOTS Series 2003 B30, 2.03% 1,3                                     2,995,000        2,995,000
-------------------------------------------------------------------------------------------------------------
NYS DA RB, PA-1088, 2.01% 1,3                                                       900,000          900,000
-------------------------------------------------------------------------------------------------------------
NYS DA RRB, Foundling Charitable Corp., Series 1997, 1.99% 1                      1,085,000        1,085,000
-------------------------------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.80%, 10/7/05 2                                              2,500,000        2,500,000
-------------------------------------------------------------------------------------------------------------
NYS GOUN, Series A, 5.70%, 3/15/05                                                2,000,000        2,034,872
-------------------------------------------------------------------------------------------------------------
NYS GOUN, Series B, 1.58% 1                                                       1,000,000        1,000,000
-------------------------------------------------------------------------------------------------------------
NYS HFA MH RB, East 39 Street Housing, Series A, 2.01% 1                          1,700,000        1,700,000
-------------------------------------------------------------------------------------------------------------
NYS HFA RB, 10 Barclay Street, 2004 Series A, 2% 1                                1,300,000        1,300,000
-------------------------------------------------------------------------------------------------------------
NYS HFA RB, Historic Front Street Housing, Series 2003A, 1.99% 1                  2,800,000        2,800,000
-------------------------------------------------------------------------------------------------------------
NYS LGAC RRB, SGMSTR Series 1997 SG99, 2.01% 1,3                                  1,700,000        1,700,000
-------------------------------------------------------------------------------------------------------------
NYS UDC RB, SGMSTR Series 2003 SG163, 2.01% 1,3                                   2,600,000        2,600,000
-------------------------------------------------------------------------------------------------------------
Southeast NY IDA RB, Unilock NY, Inc. Project, Series 1997, 2.13% 1               1,800,000        1,800,000
-------------------------------------------------------------------------------------------------------------
Suffolk Cnty., NY IDA RB, Target Rock Corp., Series 1987, 2.15% 1                 2,635,000        2,635,000
-------------------------------------------------------------------------------------------------------------
Syracuse, NY RRB, Airport Improvement, Series A, 2%, 2/1/05                         375,000          375,000
-------------------------------------------------------------------------------------------------------------
Utica, NY SDI GOUN, Series 2004, 4.125%, 6/15/05                                    560,000          566,213
                                                                                               --------------
                                                                                                  57,913,158

-------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.4%
PR CMWLTH HTAU RB, Puttable Tax Exempt Receipts, Series 246, 2% 1,3                 250,000          250,000


                    7 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       VALUE
                                                                                                  SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $58,163,158)                                        101.1%   $  58,163,158
-------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                  (1.1)        (662,590)
                                                                             --------------------------------
NET ASSETS                                                                            100.0%   $  57,500,568
                                                                             ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

BANs         Bond Anticipation Nts.

CMWLTH       Commonwealth

DA           Dormitory Authority

GOB          General Obligation Bonds

GOUN         General Obligation Unlimited Nts.

HDC          Housing Development Corp.

HFA          Housing Finance Agency/Authority

HTAU         Highway & Transportation Authority

IDA          Industrial Development Agency

LGAC         Local Government Assistance Corp.

MERLOTS      Municipal Exempt Receipts Liquidity Option Tender

MH           Multifamily Housing

MTAU         Metropolitan Transportation Authority

NYC          New York City

NYS          New York State

RB           Revenue Bonds

RRB          Revenue Refunding Bonds

SDI          School District

SGMSTR       Societe Generale, NY Branch Municipal Security Trust Receipts

TFA          Transitional Finance Authority

UDC          Urban Development Corp.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 2004. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Put obligation redeemable at full principal value on the date reported.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $16,440,000 or 28.59% of the Trust's net assets as of December 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    8 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2004
--------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------
Investments, at value (cost $58,163,158)--see accompanying statement of investments   $ 58,163,158
--------------------------------------------------------------------------------------------------
Cash                                                                                       191,904
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                   192,405
Other                                                                                        4,845
                                                                                      ------------
Total assets                                                                            58,552,312

--------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                     998,255
Distribution and service plan fees                                                          30,003
Shareholder communications                                                                  15,022
Trustees' compensation                                                                       3,826
Transfer and shareholder servicing agent fees                                                2,957
Other                                                                                        1,681
                                                                                      ------------
Total liabilities                                                                        1,051,744

--------------------------------------------------------------------------------------------------
NET ASSETS                                                                            $ 57,500,568
                                                                                      ============

--------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $ 57,485,564
--------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                15,004
                                                                                      ------------
NET ASSETS--applicable to 57,414,065 shares of beneficial interest outstanding        $ 57,500,568
                                                                                      ============

--------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE              $       1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    9 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2004
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------
Interest                                                                              $    425,009

---------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------
Management fees                                                                            149,007
---------------------------------------------------------------------------------------------------
Service plan fees                                                                           58,443
---------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                               17,115
---------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                 11,651
---------------------------------------------------------------------------------------------------
Shareholder communications                                                                   7,025
---------------------------------------------------------------------------------------------------
Trustees' compensation                                                                       2,660
---------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                    620
---------------------------------------------------------------------------------------------------
Other                                                                                        6,989
                                                                                      -------------
Total expenses                                                                             253,510
Less reduction to custodian expenses                                                          (399)
Less payments and waivers of expenses                                                      (23,169)
                                                                                      -------------
Net expenses                                                                               229,942

---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                      195,067

---------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                            15,004

---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $    210,071
                                                                                      =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   10 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS            YEAR
                                                                                    ENDED           ENDED
                                                                        DECEMBER 31, 2004        JUNE 30,
                                                                              (UNAUDITED)            2004
----------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------
Net investment income                                                        $    195,067    $    126,183
----------------------------------------------------------------------------------------------------------
Net realized gain                                                                  15,004          47,059
                                                                             -----------------------------
Net increase in net assets resulting from operations                              210,071         173,242

----------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
Dividends from net investment income                                             (195,067)       (126,183)

----------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from beneficial interest transactions       (655,685)     (9,504,577)

----------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------
Total decrease                                                                   (640,681)     (9,457,518)
----------------------------------------------------------------------------------------------------------
Beginning of period                                                            58,141,249      67,598,767
                                                                             -----------------------------
End of period                                                                $ 57,500,568    $ 58,141,249
                                                                             =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   11 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS                                                                  YEAR
                                                      ENDED                                                                 ENDED
                                          DECEMBER 31, 2004                                                              JUNE 30,
                                                (UNAUDITED)            2004          2003         2002          2001         2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $     1.00      $     1.00    $     1.00   $     1.00    $     1.00   $     1.00
----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                  -- 1,2          -- 2         .01          .01           .03          .03
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     -- 2            -- 2        (.01)        (.01)         (.03)        (.03)
Distributions from net realized gain                     --              --            --           -- 2          --           --
                                                 ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          -- 2            -- 2        (.01)        (.01)         (.03)        (.03)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $     1.00      $     1.00    $     1.00   $     1.00    $     1.00   $     1.00
                                                 =================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                         0.34%           0.20%         0.50%        0.96%         3.09%        2.92%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $   57,501      $   58,141    $   67,599   $   68,618    $   72,370   $   55,963
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $   59,278      $   65,140    $   72,117   $   76,925    $   68,810   $   61,033
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                  0.65%           0.19%         0.50%        0.96%         3.04%        2.84%
Total expenses                                         0.85%           0.86%         0.82%        0.84%         0.90%        0.92%
Expenses after payments and waivers
and reduction to custodian expenses                    0.77%           0.80%         0.80%        0.80%         0.82%        0.82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   12 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial New York Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust's investment objective is to seek the maximum current income exempt from federal, New York State and New York City income taxes for individual investors as is consistent with the preservation of capital. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

      As of December 31, 2004, the Trust had no capital loss carryforward available for federal income tax purposes. During the year ended June 30, 2004, the Trust did not utilize any capital loss carryforward.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of


                   13 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED DECEMBER 31, 2004       YEAR ENDED JUNE 30, 2004
                                            SHARES         AMOUNT         SHARES          AMOUNT
-------------------------------------------------------------------------------------------------
Sold                                    82,449,036   $ 82,449,036    172,990,144   $ 172,990,144
Dividends and/or
distributions reinvested                   191,398        191,398        122,092         122,092
Redeemed                               (83,296,119)   (83,296,119)  (182,616,813)   (182,616,813)
                                       ----------------------------------------------------------
Net decrease                              (655,685)  $   (655,685)    (9,504,577)  $  (9,504,577)
                                       ==========================================================


                   14 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of net assets, 0.475% of the next $250 million of net assets, 0.45% of the next $250 million of net assets, 0.425% of the next $250 million of net assets, and 0.40% of net assets in excess of $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2004, the Trust paid $16,793 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. The Manager has voluntarily undertaken to assume certain expenses of the Trust in any fiscal year that exceed 0.80% of the Trust's average annual net assets. Effective July 7, 2003, the Manager has voluntarily undertaken to waive receipt of its management fees to the extent necessary so that the Trust may seek to maintain a positive yield. During the six months ended December 31, 2004, the Manager waived $23,169 of its management fees. The Manager reserves the right to amend or terminate either voluntary expense assumption at any time.

      SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.


                   15 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Trust votes proxies relating to securities ("portfolio proxies") held by the Trust. A description of the Trust's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, (ii) on the Trust's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Trust is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Trust's Form N-PX filing is available (i) without charge, upon request, by calling the Trust toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Trust files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Trust's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   16 | CENTENNIAL NEW YORK TAX EXEMPT TRUST

ITEM 2. CODE OF ETHICS

      Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

      Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

      Not applicable to semiannual reports.

ITEM 5. NOT APPLICABLE

ITEM 6. SCHEDULE OF INVESTMENTS

      Not applicable

ITEM 7. NOT APPLICABLE

ITEM 8. NOT APPLICABLE

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

      The registrant's Board of Trustees has established a Governance Committee, one function of which is to create and oversee the process by which shareholders can submit nominees for positions on the Board. The Governance Committee has not yet adopted a charter, but anticipates that it will do so by the end of this calendar year. The Committee has temporarily adopted the process previously adopted by the Audit Committee regarding shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Governance Committee's consideration by mailing such information to the Committee in care of the Fund. The Committee may consider such persons at such time as it meets to consider possible nominees. The Committee, however, reserves solo discretion to determine the candidates for trustees and independent trustees to recommend to the Board and/or shareholders and may identify candidates other than those submitted by Shareholders. The Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board of Trustees of the registrant, or to an individual Trustee c/o the Secretary of the Fund at 6803 South Tucson Way, Centennial, Colorado 80112 and may submit their correspondence electronically at WWW.OPPENHEIMERFUNDS.COM under the caption "contact us." If your correspondence is intended for a particular Trustee, please indicate the name of the Trustee for whom it is intended. The sender should indicate in the address whether it is intended for the entire board, the Independent Trustees as group, or to an individual Trustee. The Governance Committee will consider if a different process should be recommended to the Board.

ITEM 10. CONTROLS AND PROCEDURES

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

      (B)   EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)